Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 25,182,891	$ 28,383,755
Less: allowance for expected credit losses	(21,833,387)	(21,100,189)
Total	$ 3,349,504	$ 7,283,566